Other Assets - Schedule of Movement of Allowance For Doubtful Accounts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of year	¥ (1,821)	¥ (1,691)	¥ (1,522)
Additions	(178)	(268)	(169)
Write-offs	59	138
Balance at end of year	¥ (1,940)	¥ (1,821)	¥ (1,691)